P.O. Box 1461, Minneapolis, MN 55440 612/851-7845 ' / 612/486-7979 6 lcolman@valspar.com

January 18, 2013

Securities and Exchange Commission

Branch of Filings and Reports

450 Fifth Street NW

Washington, DC 20549

Re:	The Valspar Corporation Definitive Proxy Materials

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) and Section 232.101 of Regulation S-T, transmitted herewith for filing are the definitive forms of (i) the Notice of Annual Meeting of Stockholders, (ii) the Proxy Statement and (iii) the proxy to be furnished to stockholders of The Valspar Corporation (the “Corporation”) in connection with the Annual Meeting of Stockholders to be held on February 21, 2013. The proxy materials are scheduled to be mailed to the stockholders on or about January 18, 2013.

Pursuant to Rule 14a-6(m), also transmitted herewith is a Schedule 14A cover page for the Proxy Statement.

The proxy materials solicit stockholder approval of (i) the election of directors; (ii) to cast an advisory vote to approve the Corporation’s executive compensation (“Say-on-Pay” vote); (iii) the appointment of the independent registered public accounting firm; and (iv) such other business as may properly come before the meeting.

Please feel free to call the undersigned at 612/851-7845 with comments or questions.

Very truly yours,

THE VALSPAR CORPORATION

/s/ Linda Colman

Linda Colman
Assistant Corporate Secretary

Enclosures